Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	STATE STREET INSTITUTIONAL FUNDS
Entity Central Index Key	0001040061
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000004429
Shareholder Report [Line Items]
Fund Name	State Street Institutional Small-Cap Equity Fund
Class Name	Investment
Trading Symbol	SIVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Small-Cap Equity Fund (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Palisade, Champlain, and SouthernSun were the primary detractors to relative performance during the quarter. Each underperformed the Russell 2000 Index by -11.95%, 8.41% and -9.10%, respectively. Kennedy, the Fund’s dedicated value manager, outperformed its style benchmark, the Russell 2000 Value Index by +0.22% and Westfield, the Fund’s dedicated growth manager, underperformed its style benchmark, the Russell 2000 Growth Index by -7.77% as of Q3 2025.

Low quality stocks outperfomed higher quality names which impacted the 1 Year performance of most fundamentally driven managers.

The Fund used E-mini Russell 2000 Index futures in order to equitize cash to manage daily flows and to maintain market exposure on the cash during the reporting period. It is meant to get market exposure and not to speculate in either direction.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were Modine Manufacturing Company, Advanced Energy Industries, and Irhythm Technologies. The top negative contributors to the Fund’s performance on an absolute basis during the reporting period were MGP Ingredients, Inc., Neogen Corp., and Acadia Healthcare Co, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SIVIX	S&P 500® Index	Russell 2000® Index
09/30/15	$5,000,000	$5,000,000	$5,000,000
10/31/15	$5,276,484	$5,421,770	$5,281,701
11/30/15	$5,433,644	$5,437,894	$5,453,508
12/31/15	$5,171,220	$5,352,128	$5,179,689
01/31/16	$4,789,385	$5,086,533	$4,724,215
02/29/16	$4,828,886	$5,079,670	$4,724,004
03/31/16	$5,243,636	$5,424,266	$5,101,035
04/30/16	$5,378,595	$5,445,294	$5,181,094
05/31/16	$5,480,637	$5,543,082	$5,297,797
06/30/16	$5,493,804	$5,557,444	$5,294,457
07/31/16	$5,783,471	$5,762,340	$5,610,571
08/31/16	$5,908,555	$5,770,431	$5,709,790
09/30/16	$5,911,846	$5,771,522	$5,773,387
10/31/16	$5,743,971	$5,666,242	$5,498,921
11/30/16	$6,287,097	$5,876,091	$6,112,117
12/31/16	$6,423,621	$5,992,239	$6,283,376
01/31/17	$6,474,656	$6,105,890	$6,308,160
02/28/17	$6,590,336	$6,348,330	$6,429,900
03/31/17	$6,603,945	$6,355,735	$6,438,314
04/30/17	$6,702,613	$6,421,008	$6,508,920
05/31/17	$6,610,750	$6,511,370	$6,376,502
06/30/17	$6,767,258	$6,552,011	$6,596,927
07/31/17	$6,814,890	$6,686,737	$6,645,939
08/31/17	$6,702,613	$6,707,207	$6,561,389
09/30/17	$7,073,468	$6,845,564	$6,970,879
10/31/17	$7,121,101	$7,005,308	$7,030,301
11/30/17	$7,264,000	$7,220,160	$7,232,910
12/31/17	$7,263,292	$7,300,438	$7,203,717
01/31/18	$7,445,712	$7,718,417	$7,391,981
02/28/18	$7,151,606	$7,433,938	$7,105,751
03/31/18	$7,218,618	$7,245,018	$7,197,654
04/30/18	$7,304,243	$7,272,817	$7,259,881
05/31/18	$7,728,649	$7,447,961	$7,700,560
06/30/18	$7,844,058	$7,493,803	$7,755,739
07/31/18	$7,981,803	$7,772,674	$7,890,910
08/31/18	$8,279,632	$8,025,949	$8,231,087
09/30/18	$8,167,946	$8,071,632	$8,033,111
10/31/18	$7,263,292	$7,519,935	$7,160,583
11/30/18	$7,438,266	$7,673,179	$7,274,400
12/31/18	$6,558,981	$6,980,361	$6,410,303
01/31/19	$7,300,744	$7,539,738	$7,131,452
02/28/19	$7,633,413	$7,781,826	$7,502,201
03/31/19	$7,507,539	$7,933,040	$7,345,185
04/30/19	$7,831,217	$8,254,246	$7,594,706
05/31/19	$7,197,347	$7,729,704	$7,004,045
06/30/19	$7,750,297	$8,274,465	$7,499,072
07/31/19	$7,772,775	$8,393,386	$7,542,247
08/31/19	$7,395,150	$8,260,432	$7,169,854
09/30/19	$7,660,387	$8,414,989	$7,319,034
10/31/19	$7,795,253	$8,597,255	$7,511,790
11/30/19	$8,123,426	$8,909,326	$7,821,011
12/31/19	$8,307,417	$9,178,227	$8,046,527
01/31/20	$7,963,464	$9,174,629	$7,788,462
02/29/20	$7,175,239	$8,419,381	$7,132,813
03/31/20	$5,713,439	$7,379,479	$5,583,103
04/30/20	$6,530,327	$8,325,482	$6,349,966
05/31/20	$6,950,714	$8,722,009	$6,763,189
06/30/20	$7,098,805	$8,895,465	$7,002,251
07/31/20	$7,457,089	$9,397,037	$7,196,061
08/31/20	$7,786,710	$10,072,501	$7,601,512
09/30/20	$7,428,426	$9,689,779	$7,347,596
10/31/20	$7,681,614	$9,432,091	$7,501,483
11/30/20	$8,890,226	$10,464,566	$8,884,193
12/31/20	$9,567,785	$10,866,909	$9,652,679
01/31/21	$9,789,604	$10,757,199	$10,138,424
02/28/21	$10,459,989	$11,053,828	$10,770,303
03/31/21	$10,795,182	$11,537,938	$10,878,476
04/30/21	$11,150,092	$12,153,703	$11,106,912
05/31/21	$11,169,810	$12,238,589	$11,129,811
06/30/21	$11,135,304	$12,524,296	$11,345,445
07/31/21	$11,095,870	$12,821,810	$10,935,776
08/31/21	$11,302,901	$13,211,665	$11,180,391
09/30/21	$10,918,415	$12,597,194	$10,850,739
10/31/21	$11,445,851	$13,479,776	$11,312,322
11/30/21	$11,086,011	$13,386,375	$10,840,941
12/31/21	$11,569,100	$13,986,300	$11,083,110
01/31/22	$10,657,420	$13,262,551	$10,016,098
02/28/22	$10,599,719	$12,865,451	$10,123,020
03/31/22	$10,617,029	$13,343,139	$10,249,012
04/30/22	$9,803,442	$12,179,593	$9,233,239
05/31/22	$9,866,913	$12,201,938	$9,247,193
06/30/22	$9,157,188	$11,194,744	$8,486,675
07/31/22	$10,028,477	$12,226,949	$9,372,708
08/31/22	$9,745,741	$11,728,311	$9,180,916
09/30/22	$8,937,923	$10,648,150	$8,301,059
10/31/22	$10,063,098	$11,510,238	$9,214,914
11/30/22	$10,420,845	$12,153,477	$9,430,154
12/31/22	$9,832,794	$11,453,260	$8,818,114
01/31/23	$10,716,777	$12,172,914	$9,677,581
02/28/23	$10,595,684	$11,875,907	$9,514,118
03/31/23	$10,159,747	$12,311,922	$9,059,536
04/30/23	$9,978,107	$12,504,092	$8,896,660
05/31/23	$9,778,302	$12,558,443	$8,814,478
06/30/23	$10,632,012	$13,388,246	$9,531,110
07/31/23	$11,104,276	$13,818,342	$10,113,971
08/31/23	$10,698,613	$13,598,333	$9,607,987
09/30/23	$10,081,036	$12,949,993	$9,042,344
10/31/23	$9,439,240	$12,677,700	$8,425,666
11/30/23	$10,105,255	$13,835,496	$9,188,269
12/31/23	$11,218,585	$14,464,051	$10,310,925
01/31/24	$10,846,590	$14,707,109	$9,909,897
02/29/24	$11,433,951	$15,492,404	$10,470,219
03/31/24	$11,786,367	$15,990,865	$10,845,042
04/30/24	$11,081,534	$15,337,726	$10,081,740
05/31/24	$11,544,897	$16,098,242	$10,587,512
06/30/24	$11,375,215	$16,675,880	$10,489,575
07/31/24	$12,171,414	$16,878,865	$11,555,307
08/31/24	$12,282,360	$17,288,291	$11,382,695
09/30/24	$12,380,254	$17,657,519	$11,462,249
10/31/24	$12,132,257	$17,497,390	$11,296,691
11/30/24	$13,385,293	$18,524,507	$12,535,870
12/31/24	$12,437,097	$18,082,916	$11,500,586
01/31/25	$12,893,438	$18,586,478	$11,802,122
02/28/25	$12,292,227	$18,343,960	$11,170,835
03/31/25	$11,401,276	$17,310,382	$10,410,449
04/30/25	$11,075,318	$17,193,002	$10,169,946
05/31/25	$11,727,234	$18,275,210	$10,713,025
06/30/25	$12,074,922	$19,204,553	$11,295,299
07/31/25	$12,169,087	$19,635,561	$11,491,238
08/31/25	$12,770,298	$20,033,603	$12,312,253
09/30/25	$12,574,724	$20,764,832	$12,695,328

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SIVIX	1.57%	11.10%	9.66%
S&P 500® Index	17.60%	16.47%	15.30%
Russell 2000® Index	10.76%	11.56%	9.77%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 527,218,385
Holdings Count | Holding	331
Advisory Fees Paid, Amount	$ 4,799,047
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$527,218,385 Number of Portfolio Holdings331 Portfolio Turnover Rate45% Total Advisory Fees Paid$4,799,047
Holdings [Text Block]

Top Ten Industries

Industries	%
Regional Banks	9.5%
Industrial Machinery & Supplies & Components	6.9%
Application Software	5.4%
Healthcare Equipment	3.4%
Building Products	3.1%
Specialty Chemicals	3.0%
Automotive Parts & Equipment	2.8%
Electronic Equipment & Instruments	2.6%
Life Sciences Tools & Services	2.6%
Biotechnology	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Modine Manufacturing Co.	1.5%
MSA Safety, Inc.	1.5%
Brink's Co.	1.4%
Enerpac Tool Group Corp.	1.3%
Ingevity Corp.	1.0%
U.S. Physical Therapy, Inc.	1.0%
Applied Industrial Technologies, Inc.	1.0%
IDACORP, Inc.	1.0%
Belden, Inc.	1.0%
Repligen Corp.	1.0%

Material Fund Change [Text Block]
C000004430
Shareholder Report [Line Items]
Fund Name	State Street Institutional Small-Cap Equity Fund
Class Name	Service
Trading Symbol	SSQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Small-Cap Equity Fund (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$101	1.00%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Palisade, Champlain, and SouthernSun were the primary detractors to relative performance during the quarter. Each underperformed the Russell 2000 Index by -11.95%, 8.41% and -9.10%, respectively. Kennedy, the Fund’s dedicated value manager, outperformed its style benchmark, the Russell 2000 Value Index by +0.22% and Westfield, the Fund’s dedicated growth manager, underperformed its style benchmark, the Russell 2000 Growth Index by -7.77% as of Q3 2025.

Low quality stocks outperfomed higher quality names which impacted the 1 Year performance of most fundamentally driven managers.

The Fund used E-mini Russell 2000 Index futures in order to equitize cash to manage daily flows and to maintain market exposure on the cash during the reporting period. It is meant to get market exposure and not to speculate in either direction.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were Modine Manufacturing Company, Advanced Energy Industries, and Irhythm Technologies. The top negative contributors to the Fund’s performance on an absolute basis during the reporting period were MGP Ingredients, Inc., Neogen Corp., and Acadia Healthcare Co, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSQSX	S&P 500® Index	Russell 2000® Index
09/30/15	$5,000,000	$5,000,000	$5,000,000
10/31/15	$5,273,097	$5,421,770	$5,281,701
11/30/15	$5,429,983	$5,437,894	$5,453,508
12/31/15	$5,169,672	$5,352,128	$5,179,689
01/31/16	$4,785,883	$5,086,533	$4,724,215
02/29/16	$4,821,966	$5,079,670	$4,724,004
03/31/16	$5,235,277	$5,424,266	$5,101,035
04/30/16	$5,369,768	$5,445,294	$5,181,094
05/31/16	$5,468,175	$5,543,082	$5,297,797
06/30/16	$5,484,576	$5,557,444	$5,294,457
07/31/16	$5,773,238	$5,762,340	$5,610,571
08/31/16	$5,894,607	$5,770,431	$5,709,790
09/30/16	$5,897,888	$5,771,522	$5,773,387
10/31/16	$5,727,315	$5,666,242	$5,498,921
11/30/16	$6,268,556	$5,876,091	$6,112,117
12/31/16	$6,404,553	$5,992,239	$6,283,376
01/31/17	$6,451,944	$6,105,890	$6,308,160
02/28/17	$6,567,037	$6,348,330	$6,429,900
03/31/17	$6,580,577	$6,355,735	$6,438,314
04/30/17	$6,675,359	$6,421,008	$6,508,920
05/31/17	$6,583,962	$6,511,370	$6,376,502
06/30/17	$6,736,290	$6,552,011	$6,596,927
07/31/17	$6,783,681	$6,686,737	$6,645,939
08/31/17	$6,668,589	$6,707,207	$6,561,389
09/30/17	$7,040,947	$6,845,564	$6,970,879
10/31/17	$7,084,953	$7,005,308	$7,030,301
11/30/17	$7,223,741	$7,220,160	$7,232,910
12/31/17	$7,223,491	$7,300,438	$7,203,717
01/31/18	$7,404,633	$7,718,417	$7,391,981
02/28/18	$7,108,891	$7,433,938	$7,105,751
03/31/18	$7,171,736	$7,245,018	$7,197,654
04/30/18	$7,256,762	$7,272,817	$7,259,881
05/31/18	$7,678,194	$7,447,961	$7,700,560
06/30/18	$7,789,097	$7,493,803	$7,755,739
07/31/18	$7,925,877	$7,772,674	$7,890,910
08/31/18	$8,217,922	$8,025,949	$8,231,087
09/30/18	$8,107,019	$8,071,632	$8,033,111
10/31/18	$7,208,704	$7,519,935	$7,160,583
11/30/18	$7,382,452	$7,673,179	$7,274,400
12/31/18	$6,506,361	$6,980,361	$6,410,303
01/31/19	$7,241,669	$7,539,738	$7,131,452
02/28/19	$7,566,987	$7,781,826	$7,502,201
03/31/19	$7,442,207	$7,933,040	$7,345,185
04/30/19	$7,763,069	$8,254,246	$7,594,706
05/31/19	$7,130,258	$7,729,704	$7,004,045
06/30/19	$7,678,397	$8,274,465	$7,499,072
07/31/19	$7,696,222	$8,393,386	$7,542,247
08/31/19	$7,321,884	$8,260,432	$7,169,854
09/30/19	$7,584,812	$8,414,989	$7,319,034
10/31/19	$7,718,505	$8,597,255	$7,511,790
11/30/19	$8,039,366	$8,909,326	$7,821,011
12/31/19	$8,222,257	$9,178,227	$8,046,527
01/31/20	$7,877,499	$9,174,629	$7,788,462
02/29/20	$7,093,527	$8,419,381	$7,132,813
03/31/20	$5,653,097	$7,379,479	$5,583,103
04/30/20	$6,455,960	$8,325,482	$6,349,966
05/31/20	$6,871,559	$8,722,009	$6,763,189
06/30/20	$7,013,241	$8,895,465	$7,002,251
07/31/20	$7,367,445	$9,397,037	$7,196,061
08/31/20	$7,693,313	$10,072,501	$7,601,512
09/30/20	$7,334,386	$9,689,779	$7,347,596
10/31/20	$7,584,690	$9,432,091	$7,501,483
11/30/20	$8,774,816	$10,464,566	$8,884,193
12/31/20	$9,444,007	$10,866,909	$9,652,679
01/31/21	$9,657,981	$10,757,199	$10,138,424
02/28/21	$10,319,353	$11,053,828	$10,770,303
03/31/21	$10,650,039	$11,537,938	$10,878,476
04/30/21	$10,995,314	$12,153,703	$11,106,912
05/31/21	$11,009,904	$12,238,589	$11,129,811
06/30/21	$10,975,862	$12,524,296	$11,345,445
07/31/21	$10,936,958	$12,821,810	$10,935,776
08/31/21	$11,136,342	$13,211,665	$11,180,391
09/30/21	$10,752,163	$12,597,194	$10,850,739
10/31/21	$11,272,507	$13,479,776	$11,312,322
11/30/21	$10,917,506	$13,386,375	$10,840,941
12/31/21	$11,390,854	$13,986,300	$11,083,110
01/31/22	$10,486,637	$13,262,551	$10,016,098
02/28/22	$10,429,768	$12,865,451	$10,123,020
03/31/22	$10,441,142	$13,343,139	$10,249,012
04/30/22	$9,639,290	$12,179,593	$9,233,239
05/31/22	$9,701,846	$12,201,938	$9,247,193
06/30/22	$9,002,357	$11,194,744	$8,486,675
07/31/22	$9,855,392	$12,226,949	$9,372,708
08/31/22	$9,582,421	$11,728,311	$9,180,916
09/30/22	$8,786,255	$10,648,150	$8,301,059
10/31/22	$9,883,826	$11,510,238	$9,214,914
11/30/22	$10,236,414	$12,153,477	$9,430,154
12/31/22	$9,650,744	$11,453,260	$8,818,114
01/31/23	$10,519,966	$12,172,914	$9,677,581
02/28/23	$10,400,894	$11,875,907	$9,514,118
03/31/23	$9,966,283	$12,311,922	$9,059,536
04/30/23	$9,793,629	$12,504,092	$8,896,660
05/31/23	$9,591,208	$12,558,443	$8,814,478
06/30/23	$10,424,708	$13,388,246	$9,531,110
07/31/23	$10,883,134	$13,818,342	$10,113,971
08/31/23	$10,484,244	$13,598,333	$9,607,987
09/30/23	$9,876,980	$12,949,993	$9,042,344
10/31/23	$9,245,901	$12,677,700	$8,425,666
11/30/23	$9,900,794	$13,835,496	$9,188,269
12/31/23	$10,988,168	$14,464,051	$10,310,925
01/31/24	$10,623,176	$14,707,109	$9,909,897
02/29/24	$11,193,075	$15,492,404	$10,470,219
03/31/24	$11,538,857	$15,990,865	$10,845,042
04/30/24	$10,847,294	$15,337,726	$10,081,740
05/31/24	$11,295,529	$16,098,242	$10,587,512
06/30/24	$11,129,042	$16,675,880	$10,489,575
07/31/24	$11,910,252	$16,878,865	$11,555,307
08/31/24	$12,012,705	$17,288,291	$11,382,695
09/30/24	$12,102,353	$17,657,519	$11,462,249
10/31/24	$11,859,025	$17,497,390	$11,296,691
11/30/24	$13,082,067	$18,524,507	$12,535,870
12/31/24	$12,149,481	$18,082,916	$11,500,586
01/31/25	$12,596,049	$18,586,478	$11,802,122
02/28/25	$12,007,714	$18,343,960	$11,170,835
03/31/25	$11,135,843	$17,310,382	$10,410,449
04/30/25	$10,809,778	$17,193,002	$10,169,946
05/31/25	$11,447,732	$18,275,210	$10,713,025
06/30/25	$11,787,974	$19,204,553	$11,295,299
07/31/25	$11,873,034	$19,635,561	$11,491,238
08/31/25	$12,454,282	$20,033,603	$12,312,253
09/30/25	$12,262,895	$20,764,832	$12,695,328

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSQSX	1.33%	10.83%	9.39%
S&P 500® Index	17.60%	16.47%	15.30%
Russell 2000® Index	10.76%	11.56%	9.77%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 527,218,385
Holdings Count | Holding	331
Advisory Fees Paid, Amount	$ 4,799,047
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$527,218,385 Number of Portfolio Holdings331 Portfolio Turnover Rate45% Total Advisory Fees Paid$4,799,047
Holdings [Text Block]

Top Ten Industries

Industries	%
Regional Banks	9.5%
Industrial Machinery & Supplies & Components	6.9%
Application Software	5.4%
Healthcare Equipment	3.4%
Building Products	3.1%
Specialty Chemicals	3.0%
Automotive Parts & Equipment	2.8%
Electronic Equipment & Instruments	2.6%
Life Sciences Tools & Services	2.6%
Biotechnology	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Modine Manufacturing Co.	1.5%
MSA Safety, Inc.	1.5%
Brink's Co.	1.4%
Enerpac Tool Group Corp.	1.3%
Ingevity Corp.	1.0%
U.S. Physical Therapy, Inc.	1.0%
Applied Industrial Technologies, Inc.	1.0%
IDACORP, Inc.	1.0%
Belden, Inc.	1.0%
Repligen Corp.	1.0%

Material Fund Change [Text Block]
C000004434
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Equity Fund
Class Name	Investment
Trading Symbol	SUSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Equity Fund (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period was marked by the U.S. election and policy shifts around tariffs, immigration, tax, and regulation, driving market volatility and rotating leadership. Despite this, returns were strong, supported by positives including solid earnings and Artificial Intelligence (“A.I.”) investment.

The Fund underperformed the often momentum-driven market, with underperformance in the IT and healthcare sectors. Within IT, positions in A.I. beneficiaries such as Nvidia, Corp. and Broadcom, Inc., delivered strong results. However, companies more exposed to the broader economy-such as on semiconductor-or software names potentially disrupted by A.I.-such as Adobe, Inc.-lagged. Palantir, a software company not held in the portfolio, also detracted from relative performance as its shares rose sharply on perceived benefits from Trump administration policies.

In addition to the A.I. beneficiaries mentioned above, positive contributors to relative returns included positions in communication services and industrials. In communication services, Alphabet, Inc. and Meta outperformed on the back of robust advertising spend and A.I. tailwinds. Within industrials, the Fund benefited from holdings in Uber and United Rentals, Inc. among others.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SUSIX	S&P 500® Index
09/30/15	$5,000,000	$5,000,000
10/31/15	$5,446,058	$5,421,770
11/30/15	$5,432,227	$5,437,894
12/31/15	$5,290,926	$5,352,128
01/31/16	$4,946,869	$5,086,533
02/29/16	$4,934,281	$5,079,670
03/31/16	$5,244,772	$5,424,266
04/30/16	$5,290,926	$5,445,294
05/31/16	$5,429,388	$5,543,082
06/30/16	$5,362,255	$5,557,444
07/31/16	$5,584,633	$5,762,340
08/31/16	$5,630,787	$5,770,431
09/30/16	$5,664,353	$5,771,522
10/31/16	$5,538,479	$5,666,242
11/30/16	$5,714,703	$5,876,091
12/31/16	$5,812,732	$5,992,239
01/31/17	$5,983,035	$6,105,890
02/28/17	$6,220,564	$6,348,330
03/31/17	$6,256,417	$6,355,735
04/30/17	$6,346,051	$6,421,008
05/31/17	$6,372,941	$6,511,370
06/30/17	$6,431,203	$6,552,011
07/31/17	$6,583,579	$6,686,737
08/31/17	$6,592,543	$6,707,207
09/30/17	$6,700,103	$6,845,564
10/31/17	$6,825,590	$7,005,308
11/30/17	$6,964,522	$7,220,160
12/31/17	$7,001,557	$7,300,438
01/31/18	$7,399,696	$7,718,417
02/28/18	$7,172,188	$7,433,938
03/31/18	$7,012,932	$7,245,018
04/30/18	$7,007,245	$7,272,817
05/31/18	$7,172,188	$7,447,961
06/30/18	$7,240,440	$7,493,803
07/31/18	$7,541,888	$7,772,674
08/31/18	$7,735,270	$8,025,949
09/30/18	$7,820,586	$8,071,632
10/31/18	$7,263,191	$7,519,935
11/30/18	$7,450,885	$7,673,179
12/31/18	$6,787,089	$6,980,361
01/31/19	$7,351,021	$7,539,738
02/28/19	$7,536,787	$7,781,826
03/31/19	$7,696,015	$7,933,040
04/30/19	$8,041,008	$8,254,246
05/31/19	$7,543,421	$7,729,704
06/30/19	$8,127,257	$8,274,465
07/31/19	$8,213,505	$8,393,386
08/31/19	$8,060,912	$8,260,432
09/30/19	$8,167,064	$8,414,989
10/31/19	$8,392,637	$8,597,255
11/30/19	$8,704,458	$8,909,326
12/31/19	$8,980,963	$9,178,227
01/31/20	$9,016,265	$9,174,629
02/29/20	$8,352,578	$8,419,381
03/31/20	$7,385,289	$7,379,479
04/30/20	$8,366,699	$8,325,482
05/31/20	$8,811,511	$8,722,009
06/30/20	$8,959,781	$8,895,465
07/31/20	$9,524,622	$9,397,037
08/31/20	$10,265,975	$10,072,501
09/30/20	$9,863,526	$9,689,779
10/31/20	$9,665,832	$9,432,091
11/30/20	$10,661,363	$10,464,566
12/31/20	$11,049,030	$10,866,909
01/31/21	$10,878,931	$10,757,199
02/28/21	$11,241,315	$11,053,828
03/31/21	$11,722,030	$11,537,938
04/30/21	$12,402,425	$12,153,703
05/31/21	$12,505,963	$12,238,589
06/30/21	$12,764,810	$12,524,296
07/31/21	$13,075,425	$12,821,810
08/31/21	$13,356,458	$13,211,665
09/30/21	$12,764,810	$12,597,194
10/31/21	$13,600,513	$13,479,776
11/30/21	$13,378,645	$13,386,375
12/31/21	$13,935,754	$13,986,300
01/31/22	$13,380,682	$13,262,551
02/28/22	$12,891,145	$12,865,451
03/31/22	$13,195,746	$13,343,139
04/30/22	$12,064,371	$12,179,593
05/31/22	$12,086,128	$12,201,938
06/30/22	$11,128,811	$11,194,744
07/31/22	$12,184,036	$12,226,949
08/31/22	$11,683,620	$11,728,311
09/30/22	$10,595,759	$10,648,150
10/31/22	$11,357,262	$11,510,238
11/30/22	$12,009,978	$12,153,477
12/31/22	$11,356,881	$11,453,260
01/31/23	$12,135,274	$12,172,914
02/28/23	$11,777,978	$11,875,907
03/31/23	$12,122,513	$12,311,922
04/30/23	$12,364,963	$12,504,092
05/31/23	$12,556,371	$12,558,443
06/30/23	$13,347,525	$13,388,246
07/31/23	$13,755,862	$13,818,342
08/31/23	$13,615,496	$13,598,333
09/30/23	$12,964,709	$12,949,993
10/31/23	$12,798,822	$12,677,700
11/30/23	$13,985,552	$13,835,496
12/31/23	$14,607,116	$14,464,051
01/31/24	$14,944,403	$14,707,109
02/29/24	$15,917,346	$15,492,404
03/31/24	$16,423,276	$15,990,865
04/30/24	$15,748,702	$15,337,726
05/31/24	$16,488,139	$16,098,242
06/30/24	$17,136,767	$16,675,880
07/31/24	$17,305,411	$16,878,865
08/31/24	$17,720,533	$17,288,291
09/30/24	$18,005,930	$17,657,519
10/31/24	$17,811,341	$17,497,390
11/30/24	$18,719,421	$18,524,507
12/31/24	$18,263,252	$18,082,916
01/31/25	$18,697,378	$18,586,478
02/28/25	$18,308,161	$18,343,960
03/31/25	$17,275,240	$17,310,382
04/30/25	$17,170,451	$17,193,002
05/31/25	$18,263,252	$18,275,210
06/30/25	$19,266,234	$19,204,553
07/31/25	$19,909,938	$19,635,561
08/31/25	$20,224,306	$20,033,603
09/30/25	$20,763,221	$20,764,832

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SUSIX	15.31%	16.05%	15.30%
S&P 500® Index	17.60%	16.47%	15.30%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 319,857,307
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,133,169
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$319,857,307 Number of Portfolio Holdings97 Portfolio Turnover Rate43% Total Advisory Fees Paid$1,133,169
Holdings [Text Block]

Top Ten Industries

Industries	%
Semiconductors	13.7%
Interactive Media & Services	9.1%
Systems Software	9.1%
Technology Hardware, Storage & Peripherals	6.3%
Broadline Retail	4.3%
Diversified Banks	3.9%
Pharmaceuticals	3.6%
Application Software	3.3%
Financial Exchanges & Data	2.6%
Life Sciences Tools & Services	2.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	9.2%
Microsoft Corp.	7.6%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	4.8%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	2.4%
JPMorgan Chase & Co.	2.2%
Visa, Inc., Class A	1.8%
Bank of America Corp.	1.7%

Material Fund Change [Text Block]
C000004433
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Equity Fund
Class Name	Service
Trading Symbol	SUSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Equity Fund (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$68	0.63%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period was marked by the U.S. election and policy shifts around tariffs, immigration, tax, and regulation, driving market volatility and rotating leadership. Despite this, returns were strong, supported by positives including solid earnings and Artificial Intelligence (“A.I.”) investment.

The Fund underperformed the often momentum-driven market, with underperformance in the IT and healthcare sectors. Within IT, positions in A.I. beneficiaries such as Nvidia, Corp. and Broadcom, Inc., delivered strong results. However, companies more exposed to the broader economy-such as on semiconductor-or software names potentially disrupted by A.I.-such as Adobe, Inc.-lagged. Palantir, a software company not held in the portfolio, also detracted from relative performance as its shares rose sharply on perceived benefits from Trump administration policies.

In addition to the A.I. beneficiaries mentioned above, positive contributors to relative returns included positions in communication services and industrials. In communication services, Alphabet, Inc. and Meta outperformed on the back of robust advertising spend and A.I. tailwinds. Within industrials, the Fund benefited from holdings in Uber and United Rentals, Inc. among others.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SUSSX	S&P 500® Index
09/30/15	$5,000,000	$5,000,000
10/31/15	$5,444,887	$5,421,770
11/30/15	$5,428,287	$5,437,894
12/31/15	$5,289,625	$5,352,128
01/31/16	$4,943,090	$5,086,533
02/29/16	$4,931,141	$5,079,670
03/31/16	$5,237,844	$5,424,266
04/30/16	$5,281,658	$5,445,294
05/31/16	$5,417,085	$5,543,082
06/30/16	$5,353,355	$5,557,444
07/31/16	$5,572,428	$5,762,340
08/31/16	$5,616,243	$5,770,431
09/30/16	$5,648,108	$5,771,522
10/31/16	$5,524,630	$5,666,242
11/30/16	$5,699,889	$5,876,091
12/31/16	$5,793,527	$5,992,239
01/31/17	$5,962,681	$6,105,890
02/28/17	$6,199,496	$6,348,330
03/31/17	$6,233,327	$6,355,735
04/30/17	$6,317,904	$6,421,008
05/31/17	$6,347,506	$6,511,370
06/30/17	$6,402,481	$6,552,011
07/31/17	$6,554,720	$6,686,737
08/31/17	$6,563,178	$6,707,207
09/30/17	$6,668,899	$6,845,564
10/31/17	$6,791,536	$7,005,308
11/30/17	$6,931,088	$7,220,160
12/31/17	$6,962,496	$7,300,438
01/31/18	$7,358,392	$7,718,417
02/28/18	$7,131,411	$7,433,938
03/31/18	$6,973,053	$7,245,018
04/30/18	$6,967,774	$7,272,817
05/31/18	$7,126,133	$7,447,961
06/30/18	$7,189,476	$7,493,803
07/31/18	$7,490,357	$7,772,674
08/31/18	$7,680,387	$8,025,949
09/30/18	$7,759,567	$8,071,632
10/31/18	$7,205,312	$7,519,935
11/30/18	$7,390,063	$7,673,179
12/31/18	$6,733,865	$6,980,361
01/31/19	$7,286,419	$7,539,738
02/28/19	$7,474,651	$7,781,826
03/31/19	$7,632,524	$7,933,040
04/30/19	$7,972,557	$8,254,246
05/31/19	$7,480,723	$7,729,704
06/30/19	$8,051,493	$8,274,465
07/31/19	$8,136,501	$8,393,386
08/31/19	$7,984,701	$8,260,432
09/30/19	$8,087,925	$8,414,989
10/31/19	$8,312,589	$8,597,255
11/30/19	$8,616,190	$8,909,326
12/31/19	$8,889,139	$9,178,227
01/31/20	$8,921,183	$9,174,629
02/29/20	$8,261,067	$8,419,381
03/31/20	$7,306,142	$7,379,479
04/30/20	$8,273,885	$8,325,482
05/31/20	$8,716,099	$8,722,009
06/30/20	$8,863,503	$8,895,465
07/31/20	$9,414,668	$9,397,037
08/31/20	$10,145,283	$10,072,501
09/30/20	$9,747,931	$9,689,779
10/31/20	$9,549,255	$9,432,091
11/30/20	$10,536,225	$10,464,566
12/31/20	$10,916,322	$10,866,909
01/31/21	$10,742,835	$10,757,199
02/28/21	$11,096,481	$11,053,828
03/31/21	$11,570,234	$11,537,938
04/30/21	$12,237,491	$12,153,703
05/31/21	$12,337,579	$12,238,589
06/30/21	$12,591,137	$12,524,296
07/31/21	$12,898,075	$12,821,810
08/31/21	$13,171,650	$13,211,665
09/30/21	$12,584,464	$12,597,194
10/31/21	$13,405,190	$13,479,776
11/30/21	$13,178,323	$13,386,375
12/31/21	$13,728,241	$13,986,300
01/31/22	$13,182,107	$13,262,551
02/28/22	$12,711,654	$12,865,451
03/31/22	$13,003,335	$13,343,139
04/30/22	$11,883,655	$12,179,593
05/31/22	$11,902,474	$12,201,938
06/30/22	$10,952,158	$11,194,744
07/31/22	$11,996,564	$12,226,949
08/31/22	$11,497,884	$11,728,311
09/30/22	$10,425,250	$10,648,150
10/31/22	$11,177,975	$11,510,238
11/30/22	$11,817,792	$12,153,477
12/31/22	$11,176,874	$11,453,260
01/31/23	$11,931,340	$12,172,914
02/28/23	$11,575,663	$11,875,907
03/31/23	$11,920,562	$12,311,922
04/30/23	$12,157,680	$12,504,092
05/31/23	$12,340,907	$12,558,443
06/30/23	$13,106,152	$13,388,246
07/31/23	$13,504,941	$13,818,342
08/31/23	$13,364,826	$13,598,333
09/30/23	$12,718,140	$12,949,993
10/31/23	$12,567,247	$12,677,700
11/30/23	$13,720,502	$13,835,496
12/31/23	$14,335,563	$14,464,051
01/31/24	$14,662,610	$14,707,109
02/29/24	$15,611,046	$15,492,404
03/31/24	$16,101,617	$15,990,865
04/30/24	$15,436,621	$15,337,726
05/31/24	$16,167,026	$16,098,242
06/30/24	$16,799,317	$16,675,880
07/31/24	$16,951,939	$16,878,865
08/31/24	$17,355,297	$17,288,291
09/30/24	$17,627,836	$17,657,519
10/31/24	$17,442,510	$17,497,390
11/30/24	$18,314,635	$18,524,507
12/31/24	$17,872,074	$18,082,916
01/31/25	$18,301,691	$18,586,478
02/28/25	$17,908,898	$18,343,960
03/31/25	$16,890,092	$17,310,382
04/30/25	$16,791,893	$17,193,002
05/31/25	$17,859,799	$18,275,210
06/30/25	$18,829,506	$19,204,553
07/31/25	$19,467,795	$19,635,561
08/31/25	$19,750,114	$20,033,603
09/30/25	$20,290,204	$20,764,832

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SUSSX	15.10%	15.79%	15.04%
S&P 500® Index	17.60%	16.47%	15.30%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 319,857,307
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,133,169
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$319,857,307 Number of Portfolio Holdings97 Portfolio Turnover Rate43% Total Advisory Fees Paid$1,133,169
Holdings [Text Block]

Top Ten Industries

Industries	%
Semiconductors	13.7%
Interactive Media & Services	9.1%
Systems Software	9.1%
Technology Hardware, Storage & Peripherals	6.3%
Broadline Retail	4.3%
Diversified Banks	3.9%
Pharmaceuticals	3.6%
Application Software	3.3%
Financial Exchanges & Data	2.6%
Life Sciences Tools & Services	2.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	9.2%
Microsoft Corp.	7.6%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	4.8%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	2.4%
JPMorgan Chase & Co.	2.2%
Visa, Inc., Class A	1.8%
Bank of America Corp.	1.7%

Material Fund Change [Text Block]